Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Significant unobservable inputs, recurring
The following table summarizes the significant unobservable inputs used for the Level 3 derivative assets (liabilities) as of December 31, 2022 (in millions, except range amounts):

Type of Derivative	Fair Value	Unobservable Input	Amount or Range (Weighted Average)
Foreign currency:
Argentine peso	$64	Argentine peso to USD currency exchange rate after one year	323 - 742 (547)
Commodity:
CAISO Energy Swap	(59)	Forward energy prices per MWh after 2030	$7.06 - $64.78 ($34.71)
Other	12
Total	$17

Derivatives Level 3 Rollforward Table	The following tables present a reconciliation of net derivative assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2022 and 2021 (presented net by type of derivative in millions). Transfers between Level 3 and Level 2 principally result from changes in the significance of unobservable inputs used to calculate the credit valuation adjustment.

Year Ended December 31, 2022	Interest Rate	Cross Currency	Foreign Currency	Commodity	Total
Balance at January 1	$(6)	$—	$108	$(1)	$101
Total realized and unrealized gains (losses):
Included in earnings	4	—	(26)	—	(22)
Included in other comprehensive income — derivative activity	15	—	(6)	(54)	(45)
Included in regulatory (assets) liabilities	—	—	—	8	8
Settlements	(2)	—	(12)	2	(12)
Transfers of assets/(liabilities), net into Level 3	(1)	—	—	—	(1)
Transfers of (assets)/liabilities, net out of Level 3	(10)	—	—	(2)	(12)
Balance at December 31	$—	$—	$64	$(47)	$17
Total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities held at the end of the period	$3	$—	$(34)	$5	$(26)

Year Ended December 31, 2021	Interest Rate	Cross Currency	Foreign Currency	Commodity	Total
Balance at January 1	$(236)	$(2)	$146	$2	$(90)
Total realized and unrealized gains (losses):
Included in earnings	13	(10)	(7)	(1)	(5)
Included in other comprehensive income — derivative activity	4	—	(3)	(5)	(4)
Included in regulatory (assets) liabilities	—	—	—	1	1
Settlements	216	3	(28)	(1)	190
Transfers of assets/(liabilities), net into Level 3	(3)	—	—	3	—
Transfers of (assets)/liabilities, net out of Level 3	—	9	—	—	9
Balance at December 31	$(6)	$—	$108	$(1)	$101
Total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities held at the end of the period	$2	$4	$(35)	$—	$(29)

Financial instruments not measured at fair value in the condensed consolidated balance sheets
The following table presents (in millions) the carrying amount, fair value, and fair value hierarchy of the Company's financial assets and liabilities that are not measured at fair value in the Consolidated Balance Sheets as of the periods indicated, but for which fair value is disclosed:

		December 31, 2022
		Carrying Amount	Fair Value
			Total	Level 1	Level 2	Level 3
Assets:	Accounts receivable — noncurrent (1)	$301	$340	$—	$—	$340
Liabilities:	Non-recourse debt	19,429	18,527	—	17,089	1,438
	Recourse debt	3,894	3,505	—	3,505	—

		December 31, 2021
		Carrying Amount	Fair Value
			Total	Level 1	Level 2	Level 3
Assets:	Accounts receivable — noncurrent (2)	$55	$117	$—	$—	$117
Liabilities:	Non-recourse debt	14,811	16,091	—	16,065	26
	Recourse debt	3,754	3,818	—	3,818	—
_____________________________
(1)These amounts primarily relate to amounts impacted by the Stabilization Fund enacted by the Chilean government, and future premium payments on a heat rate call option entered into on behalf of the Southland Energy CCGT units. The premium payments are expected to be received in 2024. These amounts are included in Other noncurrent assets in the accompanying Condensed Consolidated Balance Sheets. See Note 7—Financing Receivables for further information.
(2)These amounts primarily relate to amounts due from CAMMESA, the administrator of the wholesale electricity market in Argentina, and amounts impacted by the Stabilization Fund enacted by the Chilean government, and are included in Other noncurrent assets in the accompanying Condensed Consolidated Balance Sheets. The fair value and carrying amount of the Argentina receivables exclude VAT of $2 million as of December 31, 2021. See Note 7—Financing Receivables for further information.
Significant unobservable inputs, nonrecurring
The following table summarizes the significant unobservable inputs used in the Level 3 measurement of long-lived assets held and used and equity method investments measured on a nonrecurring basis during the year ended December 31, 2022 (in millions, except range amounts):

December 31, 2022	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Long-lived assets held and used:
Maritza	$452	Discounted cash flow	Annual revenue growth	(66)% to 11% (-11%)
			Annual variable margin	(66)% to 23% (-1%)
			Discount rate	20% to 25% (21%)
TEG TEP	311	Discounted cash flow	Annual revenue growth	(15)% to 2% (0%)
			Annual variable margin	36% to 43% (37%)
			Discount rate	13% to 20% (15%)
Equity method investments:
sPower	432	Discounted cash flow	Annual dividend growth	(36)% to 41% (2%)
			Discount rate	7%
Total	$1,195

Fair value hierarchy for nonrecurring measurements table	The following table summarizes our major categories of assets measured at fair value on a nonrecurring basis and their level within the fair value hierarchy (in millions):

Year Ended December 31, 2022	Measurement Date	Carrying Amount (1)	Fair Value			Pre-tax Loss
Assets			Level 1	Level 2	Level 3
Long-lived assets held and used: (2)
Maritza	4/30/2022	$920	$—	$—	$452	$468
TEG TEP	10/1/2022	504	—	—	311	193
Held-for-sale businesses: (3)
Jordan (4)	9/30/2022	$216	$—	$170	$—	$51
Jordan (4)	12/31/2022	190	—	170	—	25
Goodwill: (5)
AES Andes	10/1/2022	$644	$—	$—	$—	$644
AES El Salvador	10/1/2022	133	—	—	—	133
Equity method investments: (6)
sPower	12/31/2022	$607	$—	$—	$432	$175

Year Ended December 31, 2021	Measurement Date	Carrying Amount (1)	Fair Value			Pre-tax Loss
Assets			Level 1	Level 2	Level 3
Long-lived assets held and used: (2)
Puerto Rico	3/31/2021	$548	$—	$—	$73	$475
Mountain View I & II	4/30/2021	78	—	—	11	67
Ventanas 3 & 4	6/30/2021	661	—	—	12	649
Angamos	6/30/2021	241	—	—	86	155
Buffalo Gap III	12/31/2021	91	—	—	—	91
Buffalo Gap II	12/31/2021	73	—	—	—	73
Buffalo Gap I	12/31/2021	29	—	—	—	29
Dispositions and held-for-sale businesses: (3)
Estrella del Mar I	9/30/2021	$17	$—	$6	$—	$11
Alto Maipo (7)	11/30/2021	2,339	—	—	2,043	—
_____________________________
(1)Represents the carrying values at the dates of initial measurement, before fair value adjustment.
(2)See Note 22—Asset Impairment Expense for further information.
(3)See Note 24—Held-for-Sale and Dispositions for further information.
(4)The pre-tax loss recognized was calculated using the $170 million fair value of the Jordan disposal group less cost to sell of $5 million.
(5)See Note 9—Goodwill and Other Intangible Assets for further information.
(6)See Note 8—Investments in and Advances to Affiliates for further information.
(7)Fair value measurement performed for purposes of allocating $224 million of goodwill to the carrying amount of Alto Maipo in determining the loss on disposal. The goodwill allocation was determined based on the relative fair value of Alto Maipo, which was included in the AES Andes reporting unit. Note that the pre-tax loss column excludes the loss on disposal as this fair value measurement is only one component of such loss. See Note 24—Held-for-Sale and Dispositions for further information.

Fair value hierarchy for recurring measurements table	The following table presents, by level within the fair value hierarchy as described in Note 1—General and Summary of Significant Accounting Policies, the Company's financial assets and liabilities that were measured at fair value on a recurring basis as of the dates indicated (in millions). For the Company's investments in marketable debt securities, the security classes presented were determined based on the nature and risk of the security and are consistent with how the Company manages, monitors, and measures its marketable securities:

	December 31, 2022				December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
DEBT SECURITIES:
Available-for-sale:
Unsecured debentures	$—	$—	$—	$—	$—	$—	$—	$—
Certificates of deposit	—	698	—	698	—	199	—	199
Government debt securities	—	3	—	3	—	—	—	—
Total debt securities	—	701	—	701	—	199	—	199
EQUITY SECURITIES:
Mutual funds	38	—	—	38	31	13	—	44
Total equity securities	38	—	—	38	31	13	—	44
DERIVATIVES:
Interest rate derivatives	—	314	—	314	—	51	2	53
Cross-currency derivatives	—	—	—	—	—	5	—	5
Foreign currency derivatives	—	22	64	86	—	29	108	137
Commodity derivatives	—	232	13	245	—	32	6	38
Total derivatives — assets	—	568	77	645	—	117	116	233
TOTAL ASSETS	$38	$1,269	$77	$1,384	$31	$329	$116	$476
Liabilities
DERIVATIVES:
Interest rate derivatives	$—	$6	$—	$6	$—	$286	$8	$294
Cross-currency derivatives	—	42	—	42	—	11	—	11
Foreign currency derivatives	—	20	—	20	—	35	—	35
Commodity derivatives	—	346	60	406	—	37	7	44
Total derivatives — liabilities	—	414	60	474	—	369	15	384
TOTAL LIABILITIES	$—	$414	$60	$474	$—	$369	$15	$384

Schedule of Realized Gain (Loss)	The following table presents gross proceeds from sale of available-for-sale securities for the periods indicated (in millions):

Year Ended December 31,	2022	2021	2020
Gross proceeds from sale of available-for-sale securities	$1,065	$578	$582